Consolidated Balance Sheet - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Current assets:
Cash and cash equivalents	$ 175,041	$ 21,378
Marketable securities	13,944	14,415
Accounts receivable, net
Inventory	119,743	331,548
Deposits and advances	918,724	288,842
Total current assets	1,227,452	656,183
Property, plant and equipment, net	135,823	55,196
Non-Marketable securities
Deferred tax assets
Operating lease asset	222,884
Total long-term assets	358,707	55,196
Total assets	1,586,159	711,379
Current liabilities:
Accounts payable	952,340	3,976
Accrued liabilities and others	165,055	55,571
Borrowings	77,962	1,158,390
Total current liabilities	1,195,357	1,217,937
Long-term loans
Other liabilities	498,426
Total non-current liabilities	498,426
Total liabilities	1,693,783	1,217,937
Commitments and Contingencies – See Note 11
Stockholders’ equity:
Share Premium	6,194,937	149,614
Profit on Consolidation	87,756	87,756
Non Controlling Interest	(69,338)	(14,979)
Other Comprehensive income	54,295	51,057
Other Equity	5,456,500
Accumulated deficit	(12,247,059)	(971,483)
Total stockholders’ equity	(107,624)	(506,558)
Total liabilities and stockholders’ equity	1,586,159	711,379
Common Stock [Member]
Stockholders’ equity:
Common stock, value	415,281	191,477
Common Class A [Member]
Stockholders’ equity:
Common stock, value	$ 4